EARNINGS (LOSS) PER ORDINARY SHARE - Headline Earnings (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings (loss) per ordinary share
Profit (loss) attributable to equity shareholders	$ (235)	$ 233	[1],[2]	$ 614	[1],[2]
Impairment of tangible assets, right of use assets and investment in joint venture, net	165	256		2
Impairment of tangible and right of use assets	192	315		2
Impairment of investment in joint venture	1	1		0
Taxation on impairment of tangible assets, right of use assets and investment in joint venture	(28)	(60)		0
(Profit) loss on derecognition and disposal of tangible assets, net	24	0		(12)
(Profit) loss on derecognition of assets	35	4		4
(Profit) loss on disposal of tangible assets	(6)	(4)		(17)
Taxation on derecognition and disposal of tangible assets	(5)	0		1
Headline earnings (loss)	$ (46)	$ 489		$ 604
Basic headline earnings (loss) per share (USD per share)	$ (0.11)	$ 1.16		$ 1.44
Diluted headline earnings (loss) per share (USD per share)	$ (0.11)	$ 1.16		$ 1.44

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.